Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2022	Jun. 30, 2022	Jan. 31, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2019
Ordinary shares, par value per share (in Dollars per share)			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			458,694,920		458,694,920
Ordinary shares, shares issued			44,069,300		44,069,300
Ordinary shares, shares outstanding			44,069,300		44,069,300
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	4,675,347		4,675,347
Mezzanine equity, shares issued		0	4,675,347		4,675,347		5,699,962
Mezzanine equity, shares outstanding		0	4,675,347		4,675,347		5,699,962
Series A Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	5,205,637		5,205,637
Mezzanine equity, shares issued		0	5,205,637		5,205,637
Mezzanine equity, shares outstanding		0	5,205,637		5,205,637
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	5,202,768		5,202,768
Mezzanine equity, shares issued		0	5,202,768		5,202,768		6,127,671
Mezzanine equity, shares outstanding		0	5,202,768		5,202,768
Series A-2 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	3,540,046		3,540,046
Mezzanine equity, shares issued		0	3,540,046		3,540,046		3,031,476
Mezzanine equity, shares outstanding		0	3,540,046		3,540,046
Series A-3 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	3,789,358		3,789,358
Mezzanine equity, shares issued		0	3,789,358		3,789,358		3,789,358
Mezzanine equity, shares outstanding		0	3,789,358		3,789,358
Series B Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	11,047,269		11,047,269
Mezzanine equity, shares issued		0	11,047,269		11,047,269	8,137,098
Mezzanine equity, shares outstanding		0	11,047,269		11,047,269
Series B+ Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	5,424,746		5,424,746
Mezzanine equity, shares issued		0	5,424,746		5,424,746
Mezzanine equity, shares outstanding		0	5,424,746		5,424,746
Series C Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		0	2,419,909		0
Mezzanine equity, shares issued		0	2,419,909	2,419,909	0
Mezzanine equity, shares outstanding		0	2,419,909		0
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	[1]	47,166,728	9,737,486
Ordinary shares, shares outstanding	[1]	47,166,728	9,737,486
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	[1]	2,300,000,000	2,300,000,000
Ordinary shares, shares issued	[1]	47,177,897	24,668,844
Ordinary shares, shares outstanding	[1]	47,177,897	24,668,844

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.